Segment and geographic information - Reconciliation of Combined Business Segments' Results Included in Preceding Table to Reported Net Revenue, Non-Interest Expenses and Income (Loss) Before Income Taxes (Detail) (JPY ¥)
In Millions, unless otherwise specified
	3 Months Ended				6 Months Ended
	Sep. 30, 2014		Sep. 30, 2013		Sep. 30, 2014		Sep. 30, 2013
Segment and geographic information
Net revenue	¥ 371,241		¥ 351,353		¥ 738,582		¥ 775,510
Unrealized gain (loss) on investments in equity securities held for operating purposes	2,592		5,037		6,089		12,201
Consolidated net revenue	373,833	[1]	356,390	[1]	744,671	[1]	787,711	[1]
Non-interest expenses	299,828		283,457		618,992		601,559
Unrealized gain (loss) on investments in equity securities held for operating purposes
Consolidated non-interest expenses	299,828		283,457		618,992		601,559
Income before income taxes	71,413		67,896		119,590		173,951
Unrealized gain (loss) on investments in equity securities held for operating purposes	2,592		5,037		6,089		12,201
Consolidated income before income taxes	¥ 74,005		¥ 72,933		¥ 125,679		¥ 186,152

[1]	There is no revenue derived from transactions with a single major external customer.